The American Trust Allegiance Fund
Supplement dated September 15, 2021
to the
Prospectus and Statement of Additional Information
Each dated June 28, 2021

Effective immediately, American Trust Investment Advisors, LLC’s address has been changed to the following:

American Trust Investment Advisors, LLC
67 Etna Road, Suite 360
Lebanon, NH 03766

Please retain this Supplement with your Prospectus and SAI for reference.